Offerings	Apr. 20, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	A fee of $16,467.67 was paid in connection with the filing of the Schedule TO-I (File No. 005-93859) by TPG Twin Brook Capital Income Fund (the "Fund") on February 5, 2026 (the "Schedule TO"). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 119,244,543.00
Amount of Registration Fee	$ 16,467.67
Offering Note	The Transaction Valuation is calculated as the aggregate maximum purchase price for common shares of beneficial interest (the "Shares") of TPG Twin Brook Capital Income Fund (the "Fund"), based upon the net asset value per share as of December 31, 2025, of $25.19. This amount is based upon the offer to purchase up to 4,732,959 Shares, par value $0.001 per share, of the Fund. The Fee Rate is calculated at $138.10 per $1,000,000.00 of the Transaction Valuation in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended, as modified by Fee Rate Advisory No.1 for fiscal year 2026.